DIVIDENDS (Details) $ / shares in Units, $ in Millions									12 Months Ended
	Sep. 10, 2021 USD ($) $ / shares	Aug. 06, 2021 $ / shares	Mar. 26, 2021 USD ($) $ / shares	Feb. 22, 2021 R / shares	Feb. 21, 2020 R / shares	Feb. 21, 2020 $ / shares	Feb. 19, 2019 R / shares	Feb. 19, 2019 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends declared (USD per share) | (per share)	$ 0.06	$ 0.87	$ 0.48	R 7.05	R 1.65	$ 0.09	R 0.95	$ 0.07
Dividends paid	$ 25		$ 199						$ 224	$ 38	$ 27